Fair Value Information - Schedule of Carrying Amounts of Financial Assets and Liabilities Not Measured at Fair Value (Detail) - Bonds Payable [Member] - TWD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Carrying Value	$ 30,477	$ 26,977
Fair Value	$ 30,452	$ 27,082